Employee benefit plans - Net periodic benefit cost for defined benefit plans (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Employee Benefit Plans [Abstract]
Service cost	¥ 5,404	¥ 5,748	¥ 6,028
Interest cost	5,056	4,039	3,484
Expected return on plan assets	(5,369)	(5,664)	(5,658)
Amortization of net actuarial losses	798	1,844	3,021
Amortization of prior service cost	(541)	(441)	(1,603)
Net periodic benefit cost	¥ 5,348	¥ 5,526	¥ 5,272
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Labor and Related Expense	Labor and Related Expense	Labor and Related Expense